INCOME TAXES (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current income tax expense	$ 3,087,902	$ 3,323,591	$ 2,240,301
Deferred income tax benefit	(683,078)	(1,052,265)	(21,191)
Total	$ 2,404,824	$ 2,271,326	$ 2,219,110